INTANGIBLE ASSETS OTHER THAN GOODWILL - Future Amortization Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	$ (7,110)
Year Two	(4,276)
Year Three	(4,276)
Year Four	(3,190)
Year Five	(2,127)
Thereafter	(20,427)
Total	(41,406)	(46,988)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	(7,793)
Year Two	(4,959)
Year Three	(4,959)
Year Four	(3,874)
Year Five	(2,811)
Thereafter	(20,913)
Total	(45,309)	(51,233)
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	683
Year Two	683
Year Three	683
Year Four	684
Year Five	684
Thereafter	486
Total	$ 3,903	$ 4,245